Segmental Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segmental Reporting Table [Abstract]
Schedule of group’s other income
	Year ended December 31,
	2022 $’000	2021 $’000	2020 $’000
UK	-	750	-
US	-	-	-
Total sublicence income	-	750	-